Organization and Business Operations (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 862,791	$ 654,640	$ 6,278,191	$ 1,517,431
Net cash used in operating activities		272,248	551,743	1,692,258
Cash and cash equivalents		468,998		2,189,232	468,998
Accumulated deficit		862,791		7,140,982	$ 862,791
Proceeds from initial public offering	$ 3,235,692			$ 3,235,692